OTHER CURRENT LIABILITIES - Summary of Contract Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current contract liabilities
Total current contract liabilities	$ 1,325	$ 612	$ 259
Advance from customers
Current contract liabilities
Total current contract liabilities	1,222	511	156
Custodial service
Current contract liabilities
Total current contract liabilities	47	50	44
Transportation service
Current contract liabilities
Total current contract liabilities	$ 56	$ 51	$ 59